Dividends Payable	12 Months Ended
Dec. 31, 2014
Dividends Payable [Abstract]
DIVIDENDS PAYABLE
NOTE 11: DIVIDENDS PAYABLE

On November 7, 2011, the Board of Directors of Navios Acquisition declared a quarterly cash dividend for the third quarter of 2011 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,421 was paid on January 5, 2012 out of which $2,037 was paid to the stock holders of record as of December 15, 2011 and $384 was paid to the holders of 1,000 shares of the Series C preferred stock which is Navios Holdings.

On February 13, 2012, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2011 of $0.05 per common share of common stock. A dividend in the aggregate amount of $2,410 was paid on April 5, 2012 out of which $2,026 was paid to the stock holders of record as of March 22, 2012 and $384 was paid to the holder of 1,000 shares of the Series C preferred stock which is Navios Holdings.

On May 4, 2012, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2012 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,410 was paid on July 3, 2012 out of which $2,026 was paid to the stock holders of record as of June 20, 2012 and $384 was paid to the holder of 1,000 shares of the Series C preferred stock which is Navios Holdings.

On August 13, 2012, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2012 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,410 was paid on October 3, 2012 out of which $2,026 was paid to the stock holders of record as of September 19, 2012 and $384 was paid to the holder of 1,000 shares of the Series C preferred stock which is Navios Holdings.

On November 9, 2012, the Board of Directors declared a quarterly cash dividend in respect of the third quarter of 2012 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,410 was paid on January 4, 2013 out of which $2,026 was paid to the stockholders of record as of December 19, 2012 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock.

On February 7, 2013, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2012 of $0.05 per common share payable on April 4, 2013 to stockholders of record as of March 19, 2013. A dividend in the aggregate amount of $4,172 was paid April 4, 2013 out of which $3,788 was paid to the stockholders of record as of March 19, 2013 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock.

On April 30, 2013, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2013 of $0.05 per share of common stock. A dividend in the aggregate amount of $5,816 was paid July 3, 2013 out of which $5,432 was paid to the stockholders of record as of June 19, 2013 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock.

On August 14, 2013, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2013 of $0.05 per share of common stock. A dividend in the aggregate amount of $7,115 was paid on October 2, 2013 out of which $6,731 was paid to the stockholders of record as of September 18, 2013 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock.

On November 8, 2013, the Board of Directors declared a quarterly cash dividend for the third quarter of 2013 of $0.05 per share of common stock. A dividend in the aggregate amount of $7,220 was paid on January 7, 2014 out of which $6,836 was paid to the stockholders of record as of December 19, 2013 including holders of restricted stock and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock.

On February 7, 2014, the Board of Directors of Navios Acquisition declared a quarterly cash dividend for the fourth quarter of 2013 of $0.05 per share of common stock. A dividend in the aggregate amount of $7,967 was paid on April 8, 2014 out of which $7,583 was paid to the stockholders of record as of March 19, 2014 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock.

On May 9, 2014, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2014 of $0.05 per share of common stock payable on July 3, 2014 to stockholders of record as of June 17, 2014. A dividend in the aggregate amount of $7,967 was paid on July 3, 2014 out of which $7,583 was paid to the stockholders of record as of June 17, 2014 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock.

On August 11, 2014, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2014 of $0.05 per share of common stock payable on October 1, 2014 to stockholders of record as of September 17, 2014. A dividend in the aggregate amount of $7,967 was paid on October 2, 2014 out of which $7,583 was paid to the stockholders of record as of September 17, 2014 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock.

On October 31, 2014, the Board of Directors declared a quarterly cash dividend in respect of the third quarter of 2014 of $0.05 per share of common stock payable on January 6, 2015 to stockholders of record as of December 17, 2014. A dividend in the aggregate amount of $7,967 was paid on January 6, 2015 out of which $7,583   was paid to the stockholders of record as of December 17, 2014 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock.

The declaration and payment of any further dividends remain subject to the discretion of the Board of Directors and will depend on, among other things, Navios Acquisition's cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board of Directors may deem advisable.
As of December 31, 2014, Navios Acquisition paid a dividend of $750 to the holders of the 540 shares of Series B and Series D Preferred Stock.